Schedule of Roll Forward of Foreclosed Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Foreclosed Assets
Beginning balance	$ 130	$ 1,582
Transferred from loans receivables, net	2,306
Investments in foreclosed assets	507	125
Sale proceeds	(992)	(1,549)
Gain on foreclosed assets		8
Loss on foreclosed assets	(595)	(36)
Ending balance	$ 1,356	$ 130